Other Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Other Payables and Other Current Liabilities [Abstract]
OTHER PAYABLES AND OTHER CURRENT LIABILITIES

NOTE 10 - OTHER PAYABLES AND OTHER CURRENT LIABILITIES

Other payables and other current liabilities consisted of the following:

	As of December 31,
	2025	2024
Other tax payable(1)	754,260	805,702
Payroll payable	897,079	601,032
Loans from third parties(2)	310,497	-
Accrued expenses	190,264	60,174
Total other payables and other current liabilities	$2,152,100	$1,466,908

(1)	Other taxes payable primarily represent personal income tax liabilities arising from the distribution of share-based compensation, amounting to $746,205 and $729,637 as of December 31, 2025 and 2024, respectively.

(2)	On May 27, 2025, the Company borrowed a loan from a third party amounted to $100,000 with a maturity date as at November 26, 2025. The interest rate of the loan was 1% per month. The Company repaid the loan in January 2026.

On February 25, 2025, the Company borrowed an interest-free loan from a third party amounted to $90,000 with a maturity date as at February 24, 2026. On November 5, 2025, the Company borrowed an interest-free loan from a third party amounted to $120,000 with a maturity date as at November 4, 2026. The loan is interest-free and the effect of discounting the principal amount using an imputed interest rate is immaterial to the financial statements.